Right-of-Use Assets and Operating Lease Liabilties (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-Use Assets and Operating Lease Liabilties Table [Abstract]
Schedule of carrying amounts of right-of-use assets
	2022	2021
Balance at January 1,	$2,364,993	$4,190,351
New leases	2,956,201	824,734
Depreciation expense	(1,066,662)	(2,279,722)
Exchange difference	(83,123)	(370,370)
Balance at December 31,	$4,171,409	$2,364,993

Shedule of total operating lease liabilities
	As of December 31,
	2022	2021
Current portion	$1,774,192	$2,366,045
Non-current portion	2,340,075	-
Operating lease liabilities	$4,114,267	$2,366,045